Taxes - Schedule of Income Before Taxes by Geographic Area (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Income Before Taxes by Geographic Area [Line Items]
Total (loss) income before taxes	$ (17,041,585)	$ (1,656,844)	$ 2,589,157
China [Member]
Schedule of Income Before Taxes by Geographic Area [Line Items]
Total (loss) income before taxes	(781,458)	(773,090)	1,403,006
Japan [Member]
Schedule of Income Before Taxes by Geographic Area [Line Items]
Total (loss) income before taxes	2,751,004	2,705,967	1,186,251
USA [Member]
Schedule of Income Before Taxes by Geographic Area [Line Items]
Total (loss) income before taxes	(106,235)
Germany [Member]
Schedule of Income Before Taxes by Geographic Area [Line Items]
Total (loss) income before taxes	(255,623)
Singapore [Member]
Schedule of Income Before Taxes by Geographic Area [Line Items]
Total (loss) income before taxes	(21,335)
Cayman [Member]
Schedule of Income Before Taxes by Geographic Area [Line Items]
Total (loss) income before taxes	$ (18,627,938)	$ (3,589,721)	$ (100)